Correction of Errors in Previously Reported Condensed Consolidated and Combined Financial Statements (Details) - USD ($)			1 Months Ended	3 Months Ended	6 Months Ended	9 Months Ended		12 Months Ended
	May 12, 2025	May 12, 2025	Sep. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Non-cash, non-operating stock-based expense			$ 2,800,000	$ 1,359,000	$ 1,810,662	$ 1,307,095	$ 2,088,838	$ 2,367,014
Reverse stock split	1-for-50	1-for-50
Convertible Note [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Non-cash, non-operating stock-based expense				$ 2,800,000
Convertible Notes [Member]
Correction of Errors in Previously Reported Consolidated Financial Statements [Line Items]
Non-cash, non-operating stock-based expense						$ 2,800,000